Derivative Financial Instruments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments (Textual)
Interest rates percentage, description	The fixed interest rates varied from 2.78% to 4.756% (2018: 2.78% to 4.756%). The floating interest rate is based on EIBOR.
Notional amount outstanding	$ 79,200,000	$ 83,800,000